Credit Suisse Commodity Return Strategy Fund

Consolidated Schedule of Investments

July 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

COMMODITY INDEXED STRUCTURED NOTES (21.2%)
$44,000	Bank of Montreal, Commodity Index Linked Senior Unsecured Notes, Rule 144A, SOFR (1),(2),(3)	(A+, Aa2)	06/27/25	5.330	$45,267,177
58,000	BNP Paribas Issuance BV, Commodity Index Linked Bank Guaranteed Notes, Rule 144A, FEDL01 + 0.100% (1),(2),(4)	(A+, Aa3)	09/25/24	5.430	41,545,749
38,000	BofA Finance LLC, Commodity Index Linked Senior Unsecured Notes, Rule 144A, SOFR - 0.050% (1),(2),(5)	(NR, A1)	01/22/25	5.280	35,675,882
45,000	Canadian Imperial Bank of Commerce, Commodity Index Linked Senior Unsecured Notes, Rule 144A, FEDL01 (1),(2),(3)	(A+, Aa2)	01/23/25	5.330	44,469,989
38,000	Goldman Sachs International, Commodity Index Linked Senior Unsecured Notes, Rule 144A, SOFR (1),(2),(4)	(A+, A1)	01/22/25	5.330	34,977,310
60,700	Royal Bank of Canada, Commodity Index Linked Senior Unsecured Notes, Rule 144A, FEDL01 (1),(2),(3)	(AA-, Aa1)	07/17/25	5.330	50,911,833
TOTAL COMMODITY INDEXED STRUCTURED NOTES (Cost $283,700,000)					252,847,940

UNITED STATES AGENCY OBLIGATIONS (18.2%)
5,000	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.100% (2)	(AA+, Aaa)	08/08/24	5.430	5,000,055
10,400	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.130% (2)	(AA+, Aaa)	01/28/25	5.460	10,407,959
5,200	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.090% (2)	(AA+, Aaa)	05/21/26	5.420	5,202,342
2,600	Federal Farm Credit Banks Funding Corp., Federal Reserve Bank Prime Loan Rate - 3.040% (2)	(AA+, Aaa)	05/21/26	5.460	2,600,365
2,500	Federal Farm Credit Banks Funding Corp., Federal Reserve Bank Prime Loan Rate - 3.040% (2)	(AA+, Aaa)	05/28/26	5.460	2,500,337
15,000	Federal Home Loan Banks, 1 day USD SOFR + 0.010% (2)	(AA+, Aaa)	11/25/24	5.340	15,001,944
16,100	Federal Home Loan Banks, 1 day USD SOFR + 0.140% (2)	(AA+, Aaa)	04/21/25	5.470	16,119,133
14,400	Federal Home Loan Banks, 1 day USD SOFR + 0.160% (2)	(AA+, Aaa)	07/10/25	5.490	14,418,151
2,200	Federal Home Loan Banks, 1 day USD SOFR + 0.125% (2)	(AA+, Aaa)	02/23/26	5.455	2,202,346
5,300	Federal Home Loan Banks	(AA+, Aaa)	02/26/26	0.620	4,986,801
22,800	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	08/28/25	4.200	22,650,575
30,600	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	01/27/26	5.150	30,600,873
48,000	Federal National Mortgage Association	(AA+, Aaa)	08/28/24	3.875	47,945,265
17,300	Federal National Mortgage Association (6)	(AA+, Aaa)	02/07/25	5.060	17,286,434
21,400	Federal National Mortgage Association	(AA+, Aaa)	04/22/25	0.625	20,742,416
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $218,788,796)					217,664,996

UNITED STATES TREASURY OBLIGATIONS (58.0%)
11,500	U.S. Treasury Bills (7)	(AA+, Aaa)	10/29/24	5.211	11,354,151
7,000	U.S. Treasury Bills (7)	(AA+, Aaa)	11/14/24	5.151	6,896,055
10,000	U.S. Treasury Bills (7)	(AA+, Aaa)	05/15/25	4.880	9,629,053
5,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.140% (2)	(AA+, Aaa)	10/31/24	5.353	5,000,279
6,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.200% (2)	(AA+, Aaa)	01/31/25	5.413	6,002,246
53,500	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.169% (2)	(AA+, Aaa)	04/30/25	5.382	53,510,941
57,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.125% (2)	(AA+, Aaa)	07/31/25	5.338	56,990,724
88,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.170% (2)	(AA+, Aaa)	10/31/25	5.383	88,028,532
144,800	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.245% (2),(8),(9)	(AA+, Aaa)	01/31/26	5.458	144,966,306
159,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.150% (2),(8)	(AA+, Aaa)	04/30/26	5.363	158,948,075
10,000	U.S. Treasury Notes	(AA+, Aaa)	08/31/24	3.250	9,979,242
16,200	U.S. Treasury Notes	(AA+, Aaa)	02/28/25	4.625	16,162,315
14,500	U.S. Treasury Notes	(AA+, Aaa)	07/31/25	4.750	14,497,997
15,000	U.S. Treasury Notes	(AA+, Aaa)	08/31/25	5.000	15,038,086
18,000	U.S. Treasury Notes	(AA+, Aaa)	02/15/26	4.000	17,862,539
16,100	U.S. Treasury Notes	(AA+, Aaa)	05/31/26	4.875	16,230,184
26,800	U.S. Treasury Notes	(AA+, Aaa)	08/15/26	4.375	26,817,273
15,400	U.S. Treasury Notes	(AA+, Aaa)	04/15/27	4.500	15,520,613
20,000	U.S. Treasury Notes	(AA+, Aaa)	07/15/27	4.375	20,127,344
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $692,896,637)					693,561,955

Credit Suisse Commodity Return Strategy Fund

Consolidated Schedule of Investments (continued)

July 31, 2024 (unaudited)

Shares		Value

SHORT-TERM INVESTMENTS (3.8%)
40,047,388	State Street Institutional U.S. Government Money Market Fund - Premier Class, 5.26%	$40,047,388
5,114,375	State Street Navigator Securities Lending Government Money Market Portfolio, 5.31%(10)	5,114,375
TOTAL SHORT-TERM INVESTMENTS (Cost $45,161,763)		45,161,763

TOTAL INVESTMENTS AT VALUE (101.2%) (Cost $1,240,547,196)		1,209,236,654
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.2%)		(14,122,661)
NET ASSETS(11) (100.0%)		$1,195,113,993

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. ("Moody's") are unaudited.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, these securities amounted to a value of $252,847,940 or 21.2% of net assets.
(2)	Variable rate obligation - The interest rate shown is the rate in effect as of July 31, 2024. The rate may be subject to a cap and floor.
(3)	Return on security is linked to the Bloomberg Commodity Index Total Return 2 Month ForwardSM.
(4)	Return on security is linked to the Bloomberg Commodity Index Total Return.
(5)	Return on security is linked to the BofA Merrill Lynch Commodity MLCILPRT Total Return Index.
(6)	Security or portion thereof is out on loan.
(7)	Securities are zero coupon. Rate presented is cost yield as of July 31, 2024.
(8)	At July 31, 2024, $61,012,531 in the value of these securities has been pledged to cover initial margin requirements for open futures contracts.
(9)	At July 31, 2024, $5,963,642 in the value of this securities has been pledged as collateral for open swap contracts.
(10)	Represents security purchased with cash collateral received for securities on loan.
(11)	As of July 31, 2024, the Credit Suisse Commodity Return Strategies Fund held $124,654,358 in the wholly-owned subsidiary, Credit Suisse Cayman Commodity Return Strategy Fund, Ltd., representing 10.4% of the Fund's consolidated net assets.

INVESTMENT ABBREVIATIONS

3 mo. = 3 month

FEDL01 = Federal Funds Rate

SOFR = Secured Overnight Financing Rate

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)

Contracts to Purchase
Agriculture
Coffee "C" Futures	USD	Sep 2024	50	$4,297,500	$100,531
Coffee "C" Futures	USD	Dec 2024	48	4,106,700	72,316
Corn Futures	USD	Sep 2024	564	10,793,550	(1,956,556)
Cotton No. 2 Futures	USD	Dec 2024	90	3,104,550	(173,663)
Soybean Futures	USD	Nov 2024	213	10,889,625	(1,314,264)
Soybean Meal Futures	USD	Dec 2024	209	6,598,130	(861,316)
Soybean Oil Futures	USD	Dec 2024	256	6,500,352	(287,491)
Sugar No. 11 Futures	USD	Sep 2024	265	5,621,392	(5,152)
Wheat (KC HRW) Futures	USD	Sep 2024	143	3,925,350	(869,667)
Wheat Futures	USD	Sep 2024	203	5,351,588	(1,089,170)
					$(6,384,432)
Energy
Brent Crude Oil Futures	USD	Sep 2024	213	17,088,990	$(983,514)
Gasoline RBOB Futures	USD	Aug 2024	59	6,052,515	(55,365)
Light Sweet Crude Oil Futures	USD	Aug 2024	28	2,181,480	10,013
Light Sweet Crude Oil Futures	USD	Oct 2024	197	14,981,850	(401,968)
Low Sulphur Gasoil Futures	USD	Sep 2024	81	6,018,300	(145,799)
Natural Gas Futures	USD	Aug 2024	678	13,804,080	(5,457,572)
NY Harbor ULSD Futures	USD	Aug 2024	49	5,018,021	(52,689)
					$(7,086,894)
Industrial Metals
LME Lead Futures	USD	Sep 2024	83	4,304,525	$(363,368)

Credit Suisse Commodity Return Strategy Fund

Consolidated Schedule of Investments (continued)

July 31, 2024 (unaudited)

Futures Contracts (continued)

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)

Contracts to Purchase (continued)
LME Nickel Futures	USD	Sep 2024	139	$13,745,271	$(1,335,547)
LME Primary Aluminum Futures	USD	Sep 2024	380	21,467,055	(3,411,549)
LME Zinc Futures	USD	Sep 2024	203	13,452,709	(1,600,820)
					$(6,711,284)
Livestock
Lean Hogs Futures	USD	Oct 2024	149	4,525,130	$(32,038)
Live Cattle Futures	USD	Oct 2024	117	8,736,390	248,348
					$216,310
Precious Metals
Copper Futures	USD	Sep 2024	127	13,260,387	$(1,977,044)
Gold 100 oz. Futures	USD	Dec 2024	154	38,084,200	(208,170)
Silver Futures	USD	Sep 2024	88	12,732,720	(506,739)
					$(2,691,953)
Contracts to Sell
Industrial Metals
LME Lead Futures	USD	Sep 2024	(42)	(2,178,193)	$(36,060)
LME Nickel Futures	USD	Sep 2024	(81)	(8,009,834)	(252,741)
LME Primary Aluminum Futures	USD	Sep 2024	(213)	(12,032,849)	41,225
LME Zinc Futures	USD	Sep 2024	(117)	(7,753,532)	44,258
					$(203,318)
Total Net Unrealized Appreciation (Depreciation)					$(22,861,571)

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Depreciation
USD	$19,469,174	08/19/24	Bank of America	Bloomberg Commodity Index Total Return	5.25%	At Maturity	$—	$(824,297)
USD	46,250,378	08/19/24	Macquarie Bank Ltd.	Macquarie Commodity Customized Product 112T Index(a)	5.40%	At Maturity	—	(2,667,413)
USD	26,550,255	08/19/24	Macquarie Bank Ltd.	Bloomberg Commodity Index Total Return	5.23%	At Maturity	—	(2,184,930)
USD	51,655,614	08/19/24	Societe Generale	Societe Generale P04 TR Index(b)	5.40%	At Maturity	—	(2,855,675)
Total							$—	$(8,532,315)

(a)	The Index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	7/31/24 Value(1)
CBOT Bean Oil MAR 25 Futures	2.98%	51.42	$1,306,861
CBOT Corn DEC 24 Futures	4.79%	105.02	2,099,145
NYMEX WTI Crude Oil NOV 24 Futures	7.65%	44.05	3,349,809
NYBOT Cotton DEC 24 Futures	1.30%	16.53	570,278
COMEX Gold DEC 24 Futures	16.90%	29.93	7,401,428
COMEX High Grade Copper DEC 24 Futures	5.82%	24.18	2,547,639
NYMEX Heating Oil SEP 24 Futures	2.00%	8.56	877,060
NYBOT Coffee MAR 25 Futures	3.77%	19.42	1,652,603
KCBOT Kansas Wheat DEC 24 Futures	1.59%	24.66	697,662
CME Live Cattle DEC 24 Futures	3.71%	21.60	1,623,577
ICE Brent Crude Oil NOV 24 Futures	7.64%	41.71	3,346,375
ICE Gas Oil SEP 24 Futures	2.71%	15.98	1,187,553
CME Lean Hogs DEC 24 Futures	1.93%	30.72	844,600
LME Aluminium DEC 24 Futures	4.06%	30.76	1,777,652
LME Nickel DEC 24 Futures	2.58%	11.24	1,129,350
LME Lead SEP 24 Futures	0.86%	7.23	375,159
LME Zinc DEC 24 Futures	2.52%	16.39	1,104,686
NYMEX Nat Gas SEP 24 Futures	6.50%	139.88	2,847,936
NYMEX Unleaded Gasoline NOV 24 Futures	2.49%	11.86	1,089,168
CBOT Soybeans NOV 24 Futures	4.83%	41.33	2,112,840
NYBOT Sugar OCT 24 Futures	2.40%	49.51	1,050,152
COMEX Silver DEC 24 Futures	5.48%	16.36	2,401,626
CBOT Soy Meal DEC 24 Futures	3.02%	41.89	1,322,525
CBOT Wheat DEC 24 Futures	2.45%	38.83	1,071,634

(1)	Amounts represent quantity and value of index components as they relate specifically to the Fund’s swap position as of July 31, 2024.

(b)	The Index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	7/31/24 Value(1)
CBOT Bean Oil MAR 25 Futures	2.98%	57.48	$1,460,869
CBOT Corn DEC 24 Futures	4.79%	117.48	2,348,176
NYMEX WTI Crude Oil NOV 24 Futures	7.65%	49.31	3,750,218
ICE Brent Crude Oil NOV 24 Futures	7.64%	46.68	3,745,315
NYBOT Cotton DEC 24 Futures	1.30%	18.47	637,292
COMEX Gold DEC 24 Futures	16.90%	33.50	8,284,795
COMEX High Grade Copper DEC 24 Futures	5.82%	27.08	2,853,107
NYMEX Heating Oil SEP 24 Futures	2.00%	9.57	980,449
NYBOT Coffee MAR 25 Futures	3.77%	21.72	1,848,147
KCBOT Kansas Wheat DEC 24 Futures	1.59%	27.55	779,457
LME Aluminium DEC 24 Futures	4.06%	34.44	1,990,312
CME Live Cattle DEC 24 Futures	3.71%	24.20	1,818,733
CME Lean Hogs DEC 24 Futures	1.94%	34.60	951,036
LME Lead SEP 24 Futures	0.86%	8.13	421,593
LME Nickel DEC 24 Futures	2.58%	12.58	1,264,779
LME Zinc DEC 24 Futures	2.52%	18.33	1,235,366
NYMEX Nat Gas SEP 24 Futures	6.50%	156.51	3,186,460
ICE Gas Oil SEP 24 Futures	2.71%	17.88	1,328,509
CBOT Soybeans NOV 24 Futures	4.82%	46.22	2,362,882
NYBOT Sugar OCT 24 Futures	2.40%	55.46	1,176,539
COMEX Silver DEC 24 Futures	5.48%	18.30	2,686,430
CBOT Soy Meal DEC 24 Futures	3.02%	46.90	1,480,478
CBOT Wheat DEC 24 Futures	2.45%	43.52	1,201,050
NYMEX Unleaded Gasoline SEP 24 Futures	2.50%	11.95	1,225,561

(1)	Amounts represent quantity and value of index components as they relate specifically to the Fund’s swap position as of July 31, 2024.

SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to UBS Asset Management (Americas) LLC, the Fund’s investment adviser (“UBS AM” or the “Adviser”), who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value ("NAV") of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Over the counter derivative financial instruments, such as swap agreements, generally derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the NAV as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser’s procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its NAV, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2024 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Commodity Indexed Structured Notes	$—	$252,847,940	$—	$252,847,940
United States Agency Obligations	—	217,664,996	—	217,664,996
United States Treasury Obligations	—	693,561,955	—	693,561,955
Short-term Investments	45,161,763	—	—	45,161,763
	$45,161,763	$1,164,074,891	$—	$1,209,236,654

Other Financial Instruments*
Futures Contracts	$516,691	$—	$—	$516,691

Liabilities
Other Financial Instruments*
Futures Contracts	$23,378,262	$—	$—	$23,378,262
Swap Contracts	—	8,532,315	—	8,532,315
	$23,378,262	$8,532,315	$—	$31,910,577

*	Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

During the period ended July 31, 2024, there were no transfers between Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund's website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.